FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Summary of Assets Measured at Fair Value
The following table illustrates the fair value measurement hierarchy of the Company’s financial instruments:
Asset measured at fair value:

As at December 31, 2024
Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	—	—	—	—
Asset measured at fair value:

December 31, 2023
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	663	—	—	663